INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Schedule of components of income (loss) before income tax benefit (expense)
The components of income (loss) before income tax benefit (expense) from continuing operations are as follows:

	Year Ended December 31,
	2018	2017	2016

The Netherlands	$(13,107)	$1,602	$(631)
Subsidiaries outside of the Netherlands	2,728	6,296	3,977
Income before income tax benefit	$(10,379)	$7,898	$3,346

Schedule of Deferred Tax Assets and Liabilities
The components of deferred tax assets and liabilities are as follows:

	December 31,
	2018	2017

Deferred tax assets:
Operating loss carryforwards	$17,627	$14,761
Capital loss carryforwards	143	147
Allowance for doubtful accounts	13	13
Tax credit carryforwards	560	558
Accrued expenses	682	910
Total deferred tax assets	19,025	16,389

Deferred tax liabilities:
Depreciation of property and equipment	(111)	(139)
	18,914	16,250
Valuation allowance	(18,478)	(15,901)
Deferred tax assets, net	$436	$349

Schedule of Effective Income Tax Rate
The Company's effective income tax rate differs from The Netherlands' statutory rate of 25% as follows:

	Year Ended December 31,
	2017	2016	2016

Effective loss (income) tax benefit from continuing operations at statutory rate	$2,595	$(1,975)	$(837)
Rate differential	682	(545)	(493)
Non-deductible income (expense)	(565)	(131)	(89)
Adjustments to prior year tax losses	(408)	-	-
Tax rate change-impact on prior years	-	(4,472)	-
Changes in valuation allowance	(2,577)	5,368	457
Other	(412)	(278)	(42)
Income tax expense from continuing operations	$(685)	$(2,033)	$(1,004)